401(k) Plan	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
401(k) Plan

Note 12 - 401(k) Plan

The Company has established a 401(k) deferred contribution retirement plan (the “401(k) Plan”) which covers all employees. The 401(k) Plan provides for voluntary employee contributions of up to 15% of annual earnings, as defined. As of January 1, 2004, the Company matches 100% of the first 3% and 50% of the next 2% of employee earnings to the 401(k) Plan. The Company contributed and expensed $44,000 and $42,000 in 2016 and 2015, respectively.